SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION.
Summary of share options granted to both employees and non-employees

		Weighted-
	Number of	average
	Options	exercise price
Outstanding at December 31, 2012	28,852,539	0.42
Options granted	3,230,584	0.02
Options exercised	(1,531,297)	0.08
Options expired or canceled	(529,424)	0.02
Options forfeited	(102,014)	1.38
Outstanding at December 31, 2013	29,920,388	0.40
Vested and expected to vest at December 31, 2013	29,264,215	0.40

Summary of restricted shares granted to both employees and non-employees
		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2012	62,000	1.04
Vested	(36,000)	1.06
Non-vested at December 31, 2013	26,000	1.00

Summary of information with respect to options outstanding

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31, 2013	exercisable	(years)	Price	31, 2013

*0.00-0.38	25,219,988	4.98	0.16	8,135	17,430,828	3.48	0.17	5,435
0.40-0.63	143,700	3.14	0.52	1	140,100	3.02	0.52	1
0.68-0.97	1,680,394	3.80	0.77	—	1,508,394	3.47	0.76	—
1.00-1.39	515,970	3.92	1.24	—	487,170	3.79	1.25	—
1.47-1.60	629,036	1.09	1.60	—	629,036	1.09	1.59	—
1.73-2.10	257,800	1.68	1.93	—	257,800	1.68	1.93	—
2.27-2.59	624,000	2.47	2.50	—	624,000	2.47	2.50	—
2.75-2.82	512,500	2.21	2.81	—	512,500	2.21	2.81	—
3.00-3.37	197,000	2.33	3.14	—	197,000	2.33	3.13	—
4.22-4.55	140,000	2.29	4.46	—	140,000	2.29	4.46	—
	29,920,388	4.65	0.40	8,136	21,926,828	3.32	0.48	5,436

* The exercise price was $0.0001.

Employee | Five years vesting period
Share-based compensation
Schedule of assumptions for option grants

	2011	2012	2013
Risk-free interest rates (%)(1)	1.33-1.75	1.04-1.57	1.55-1.62
Expected life(2)	5.7-5.8 years	5.7-5.8 years	5.4-6.2 years
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%)(4)	50-51	50-51	52-53

Employee | One year vesting period
Share-based compensation
Schedule of assumptions for option grants

	2011	2012	2013
Risk-free interest rates (%)(1)	—	0.18-0.21	0.13
Expected life(2)	—	1 year	1 year
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%)(4)	—	52-59	52-53

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) The Company calculates the expected life of share options based on its employees’ historical experience.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Non-employee
Share-based compensation
Schedule of assumptions for option grants

	2011	2012	2013
Risk-free interest rates (%)(1)	0.79-2.31	0.56-1.22	0.65-1.85
Expected life(2)	5 years	5 years	1 year
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%) (4)	50-51	50-51	45-49

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2) The Company uses a vesting term of 5 years as the expected life of share options, except for performance based options which had an exercise price of $0.0001 and a 1 year vesting term period based on historical experience.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.